DIRECT FINANCING LEASES (Tables)	12 Months Ended
Dec. 31, 2015
Leases, Capital [Abstract]
Schedule of components of investment in direct financing leases
The components of investment in direct financing leases consist of the following:

	December 31,
	2015	2014
	(in thousands)
Minimum lease payments receivable	$4,320,876	$4,244,067
Less unearned income	(3,733,175)	(3,704,835)
Investment in direct financing leases - net	$587,701	$539,232

Properties subject to direct financing leases	59	56

Schedule Of Investment In The Direct Financing Leases By Operator
 The following table summarizes the investment in the direct financing leases by operator:

	December 31,
	2015	2014
	(in thousands)
New Ark	$560,308	$539,232
Reliance Health Care Management, Inc.	15,509	-
Sun Mar Healthcare	11,381	-
Markleysburg Healthcare Investors, LP	503	-
Investment in direct financing leases - net	$587,701	$539,232

Schedule of minimum rents due under direct financing leases
 As of December 31, 2015, the following minimum rents are due under our direct financing leases for the next five years (in thousands):

Year 1	Year 2	Year 3	Year 4	Year 5
$50,141	$50,647	$51,905	$53,180	$54,475